INCOME TAXES (Details - Effective income tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. statutory federal tax	$ (1,156,594)
U.S. statutory federal tax	21.00%
State tax, net of federal benefits	$ 0
State tax, net of federal benefits	0.00%
Foreign jurisdictional tax	$ 0
Foreign jurisdictional tax	0.00%
Non-deductible items	$ 22,812
Non-deductible items	(0.40%)
Valuation allowance	$ 1,133,782	$ 1,100,000
Valuation allowance	(20.60%)
Effective tax rate	$ 0
Effective tax rate	0.00%